DISCONTINUED OPERATIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended					1 Months Ended			12 Months Ended	1 Months Ended		0 Months Ended
	Sep. 15, 2013	Feb. 24, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012 Four Vessel [Member]	May 22, 2012 Hull 4029 [Member]	Feb. 20, 2012 Hull 4029 [Member]	Dec. 31, 2012 Hull 4029 [Member]	Dec. 31, 2011 Hull 4029 [Member]	Mar. 14, 2012 Endurance Shipping LLC Lease Agreements [Member]	Jan. 31, 2012 Prime Mountain Shipping Ltd. Agreement [Member]	Oct. 21, 2011 Prime Mountain Shipping Ltd. Agreement [Member]	Dec. 31, 2011 Prime Mountain Shipping Ltd. Agreement [Member]	Jun. 30, 2011 Northern Shipping Fund Llc [Member]	Dec. 31, 2012 Northern Shipping Fund Llc [Member]	Jul. 19, 2012 Hiona Vessel [Member]	Jul. 27, 2012 Hiotissa Vessel [Member]	Apr. 06, 2012 Hiona and Hiotissa Vessel [Member]	Apr. 05, 2012 NewLead Venetico Vessel [Member]	Mar. 21, 2012 Navios Serenity Vessel [Member]	Feb. 16, 2012 NewLead Esmeralda Vessel [Member]	Feb. 16, 2012 Grand Ocean Vessel [Member]	Dec. 29, 2011 Grand Ocean Vessel [Member]	Dec. 20, 2011 Two LR One Product Tanker Vessels [Member]	Jan. 31, 2012 NewLead Compass and NewLead Compassion Vessels [Member]	Dec. 31, 2012 NewLead Compass and NewLead Compassion Vessels [Member]	Sep. 20, 2011 NewLead Spartounta and NewLead Prosperity Vessels [Member]	Sep. 13, 2011 NewLead Spartounta and NewLead Prosperity Vessels [Member]	Aug. 12, 2011 NewLead Spartounta and NewLead Prosperity Vessels [Member]	Dec. 22, 2011 NewLead Fortune and NewLead Avra Vessels [Member]	Dec. 31, 2011 NewLead Fortune and NewLead Avra Vessels [Member]	May 22, 2012 Handysize Syndicate Facility Agreement [Member]
Proceeds From Sale Of Discontinued Operation Vessels															$ 26,600		$ 28,500	$ 28,500		$ 9,450	$ 26,000	$ 11,400	$ 8,150			$ 80,159		$ 33,548	$ 33,548		$ 64,532
Disposals - Discontinued operations																			18,011						8,640	14,267	14,267			4,931
Discontinued Operation Sales Address Commission Percentage	1.00%											3.50%		3.50%					1.50%	4.25%				2.00%
Loss On Sale Of Vessel From Discontinued Operations						669					5,645									1,268	49	28	457
Loss resulting from release of respective discontinued operations liabilities to lender		24,576
Delay Payment Installment								7,400
Released Liability																																	7,400
Write Off Of Vessel Under Construction							7,240
Release of debt related to vessels under construction			0	5,492	0		5,492
Write off of purchase option liability upon termination of contract							1,779
Gain (loss) on contract termination							7,424				5,645					208
Part settlement of capital lease obligations													13,220
Impairment of long-lived assets to be disposed of			0	0	150,161					5,530
Discontinued operation sales, brokerage commission percentage																								1.00%
Vessels Carrying Value																														28,005	55,171	64,712
Fair Value Of Deposits										7,055
Remaining Commitment For Delivery Of Vessel										19,350
Capitalized Expenses Of Vessel									185
Repurchase Of Vessel, Call Option Price															26,500
Repurchase Of Vessel, Put Option Price															$ 26,500